SCHEDULE OF MATURITIES OPERATING LEASE LIABILITIES (Details)	Jun. 30, 2026 USD ($)
Operating Leases
2026	$ 23,741
2027	65,934
Total lease payments	89,675
Less: Imputed interest	(2,809)
Present value of lease liabilities	$ 86,866